Investment	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Investment

4. INVESTMENT

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Money Compass Media (M) Sdn Bhd	$12,240	$12,240
Natural Health Farm Holdings Inc	$501	$501
Effect of translation exchange	$(23)	$-
	$12,718	$12,741

During the year ended March 31, 2019, the Company acquire 3,401 shares in Money Compass Media (M) Sdn Bhd and 500,000 shares in Natural Health Farm Holdings Inc with equity interest less than 1%.

4. INVESTMENT

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Amircorp Inc	$-	$55
US VR Global.Com Inc,	$-	$622
Money Compass Media (M) Sdn Bhd	$12,240	$-
Natural Health Farm Holdings Inc	$501	-
	$12,741	$677

During the year ended March 31, 2019, the Company acquire 3,401 shares in Money Compass Media (M) Sdn Bhd and 500,000 shares in Natural Health Farm Holdings Inc with equity interest less than 1%.